Label	Element	Value
Dreyfus Opportunistic Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000819940_SupplementTextBlock

April 26, 2018

THE DREYFUS/LAUREL FUNDS, INC.
-Dreyfus Opportunistic Fixed Income Fund

Supplement to Current Summary Prospectus and Prospectus

Effective May 1, 2018 (the "Effective Date"), the fund's name will change to:

Dreyfus Unconstrained Bond Fund

Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Opportunistic Fixed Income Fund
Strategy [Heading]	rr_StrategyHeading	As of the Effective Date, the following will replace the second paragraph in the section entitled "Fund Summary—Principal Investment Strategy" in the prospectus and "Principal Investment Strategy" in the summary prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund is managed using a blend of macro-economic, quantitative and fundamental analysis.  Through security selection across fixed-income asset classes and sectors, countries and currencies, the portfolio managers seek to construct a portfolio that will produce absolute returns with low correlation with, and less volatility than, major markets over the long term.  The portfolio managers have significant flexibility in how they position the portfolio to implement the fund’s investment approach and are not bound by benchmark specific guidelines.  Security selection is generally guided by internally generated fundamental analysis that looks to identify individual securities with high risk-adjusted potential for absolute returns based on relative value, credit upgrade probability and other metrics.  Securities may be sold based on the changing macro environment or a change in the securities' fundamentals.